Trade accounts payable	9 Months Ended
Sep. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Trade payable and others explanatory
21 TRADE ACCOUNTS PAYABLE

	09/30/2026	12/31/2025
In local currency
Third party (1)	4,259,637	4,065,115
Related party (Note 15.1) (2)	3,015	681
In foreign currency
Third party (3)	4,465,489	1,075,590
	8,728,141	5,141,386
(1)Within the balance of suppliers, there are values under supplier finance arrangement that were subject to anticipation with financial institutions at the exclusive option of certain suppliers, without changing the originally defined purchase conditions (payment terms and negotiated prices). The balance related to such operations on September 30, 2026 was R$418,444 (R$438,830 at December 31, 2025).
(2)The balance refers mainly to transactions with Ibema Companhia Brasileira de Papel.
(3)Refers primarily to Arbex supplier balances, acquired on July 1, 2026, which added approximately R$3.5 billion to the consolidated supplier balance. Additional information is presented in Note 1.2.1.
21.1 Long-term commitments
21.1.1 Long-term commitments - Take or Pay arrangements
During the nine-month period ended September 30, 2026, no material changes were identified in the Company’s long-term contracts with a minimum supply clause compared to the information disclosed in the financial statements for the year ended December 31, 2025 (Note 17.1.1).
21.1.2 Exchange and acquisition of biological assets
In line with the Company’s strategy for forest expansion and optimization of wood supply for its operations in the State of Mato Grosso do Sul, the Company entered into exchange and purchase agreements for biological assets in August 2025. Under the terms of these agreements, the Company receives specified volumes of biological assets between 2025 and 2027. In return, under the exchange agreement, the Company is expected to deliver equivalent volumes between 2028 and 2031.
On September 15, 2025, January 2, 2026 and July 2, 2026 payments were made in the amounts of R$878,049, R$464,156 and R$380,946 respectively. As of September 30, 2026, the remaining amount payable total R$1,142,584, due in 2028, in accordance with the contractual schedule.